Note 13 - Financial assets at amortised cost - Financial assets at amortised cost (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost	€ 37,354	€ 32,530
Loans and advances to central banks	5,575	3,941
Loans and advances to banks	10,846	9,163
Loans and Advances to customers	377,155	374,027
Total Financial Assets At Amortised Cost	430,930	419,660
Government [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	29,075	28,114
Financial societies [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	9,342	9,468
Non financial societies [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	163,876	163,922
Rest of clients [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	174,862	172,522
Of which impairment losses [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost	(58)	(51)
Loans and advances to central banks	(7)	(6)
Loans and advances to banks	(16)	(12)
Loans and Advances to customers	€ (12,151)	€ (12,199)